Consolidation scope	12 Months Ended
Dec. 31, 2019
Consolidation scope
Consolidation scope

18) Consolidation scope

As of December 31, 2019, 1,134 entities are consolidated of which 140 are accounted for under the equity method (E).

The table below sets forth the main Group consolidated entities:

		% Group		Country of
Business segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Marine Areas Limited	33.33%	E	United Kingdom	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings S.A.R.L.	100.00%		Luxembourg	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Mabruk Oil Operations	49.02%		France	Libya
	Marathon Oil Libya Limited	100.00%		Cayman Islands	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	19.40%	E	Russia	Russia
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Petrocedeno	30.32%	E	Venezuela	Venezuela
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Tepkri Sarsang A/S	100.00%		Denmark	Iraq
	Termokarstovoye S.A.S.	100.00%		France	Russia
	Terneftegaz JSC (a)	58.89%	E	Russia	Russia
	Total (BTC) B.V.	100.00%		Netherlands	Azerbaijan
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Brazil Services B.V.	100.00%		Netherlands	Netherlands
	Total Danmark Pipelines A/S	100.00%		Denmark	Denmark
	Total Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	Total Denmark ASW, Inc.	100.00%		United States	Denmark
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Chissonga Limited	100.00%		Angola	Angola
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Algerie	100.00%		France	Algeria
	Total E&P Algerie Berkine A/S	100.00%		Algeria	Algeria
	Total E&P Americas, LLC	100.00%		United States	United States
	Total E&P Anchor, LLC	100.00%		United States	United States
	Total E&P Angola	100.00%		France	Angola
	Total E&P Angola Block 15/06 Limited	100.00%		France	Angola
	Total E&P Angola Block 16 A/S	100.00%		Denmark	Angola
	Total E&P Angola Block 16 Holding A/S	100.00%		Angola	Angola
	Total E&P Angola Block 17.06	100.00%		France	Angola
	Total E&P Angola Block 25	100.00%		France	Angola
	Total E&P Angola Block 32	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Angola Block 40	100.00%		France	Angola
	Total E&P Angola Block 48 B.V.	100.00%		Netherlands	Angola
	Total E&P Angola Chissonga Holdings Limited	100.00%		Angola	Angola
	Total E&P Aruba B.V.	100.00%		Netherlands	Aruba
	Total E&P Asia Pacific Pte. Limited	100.00%		Singapore	Singapore
	Total E&P Azerbaijan B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Bolivie	100.00%		France	Bolivia
	Total E&P Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Bulgaria B.V.	100.00%		Netherlands	Bulgaria
	Total E&P Cambodge	100.00%		France	Cambodia
	Total E&P Canada Limited	100.00%		Canada	Canada
	Total E&P Chine	100.00%		France	China
	Total E&P Colombie	100.00%		France	Colombia
	Total E&P Congo	85.00%		Congo	Congo
	Total E&P Cote d'Ivoire	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI - 514	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI - 515	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI - 516	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI-605 B.V.	100.00%		Netherlands	Côte d'Ivoire
	Total E&P Cyprus B.V.	100.00%		Netherlands	Cyprus
	Total E&P Danmark A/S - CPH	100.00%		Denmark	Denmark
	Total E&P Danmark A/S -EBJ	100.00%		Denmark	Denmark
	Total E&P Deep Offshore Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Do Brasil Ltda	100.00%		Brazil	Brazil
	Total E&P Dolphin Upstream	100.00%		France	France
	Total E&P Dunga GmbH	100.00%		Germany	Kazakhstan
	Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypte	100.00%		France	Egypt
	Total E&P Europe and Central Asia Limited	100.00%		United Kingdom	United Kingdom
	Total E&P France	100.00%		France	France
	Total E&P Golfe Limited	100.00%		France	France
	Total E&P Gom Moh. LLC	100.00%		United States	United States
	Total E&P Greece B.V.	100.00%		Netherlands	Greece
	Total E&P Guyana B.V.	100.00%		Netherlands	Guyana
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Holdings Russia	100.00%		France	France
	Total E&P Holdings UAE B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P International K1 Limited	100.00%		Kenya	Kenya
	Total E&P International K2 Limited	100.00%		Kenya	Kenya
	Total E&P International K3 Limited	100.00%		Kenya	Kenya
	Total E&P International Limited	100.00%		Kenya	Kenya
	Total E&P Iraq	100.00%		France	Iraq
	Total E&P Ireland B.V.	100.00%		Netherlands	Ireland
	Total E&P Italia	100.00%		Italy	Italy
	Total E&P Jack LLC	100.00%		United States	United States
	Total E&P Jutland Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Kazakhstan	100.00%		France	Kazakhstan
	Total E&P Kenya B.V.	100.00%		Netherlands	Kenya
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P Liban S.A.L.	100.00%		Lebanon	Lebanon
	Total E&P Libye	100.00%		France	Libya
	Total E&P Lower Zakum B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Malaysia	100.00%		France	Malaysia
	Total E&P Mauritania Block C18 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Block C9 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Blocks DW B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritanie	100.00%		France	Mauritania
	Total E&P Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total E&P Mozambique B.V.	100.00%		Netherlands	Mozambique
	Total E&P Myanmar	100.00%		France	Myanmar
	Total E&P Namibia B.V.	100.00%		Netherlands	Netherlands
	Total E&P Nederland B.V.	100.00%		Netherlands	Netherlands
	Total E&P New Ventures Inc.	100.00%		United States	United States
	Total E&P Nigeria Deepwater A Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater B Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater C Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater D Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater E Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater F Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater G Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater H Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria S.A.S.	100.00%		France	France
	Total E&P Norge AS	100.00%		Norway	Norway
	Total E&P North Sea UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Oman	100.00%		France	Oman
	Total E&P Participations Petrolieres Congo	100.00%		Congo	Congo
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P Qatar	100.00%		France	Qatar
	Total E&P RDC	100.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total E&P Research & Technology USA LLC	100.00%		United States	United States
	Total E&P Russie	100.00%		France	Russia
	Total E&P Senegal	100.00%		France	Senegal
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Africa B.V.	100.00%		Netherlands	South Africa
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	Republic of South Sudan
	Total E&P Syrie	100.00%		France	Syrian Arab Republic
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total E&P Thailand	100.00%		France	Thailand
	Total E&P Three Pl B.V.	100.00%		Netherlands	Brazil
	Total E&P Timan-Pechora LLC	100.00%		Russia	Russia
	Total E&P UAE Unconventional Gas B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Uganda B.V.	100.00%		Netherlands	Uganda
	Total E&P UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Umm Shaif Nasr B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Uruguay B.V.	100.00%		Netherlands	Uruguay
	Total E&P Uruguay Onshore B.V.	100.00%		Netherlands	Uruguay
	Total E&P US Well Containment, LLC	100.00%		United States	United States
	Total E&P USA Inc.	100.00%		United States	United States
	Total E&P USA Oil Shale, LLC	100.00%		United States	United States
	Total E&P Well Response	100.00%		France	France
	Total E&P Yemen	100.00%		France	Yemen
	Total E&P Yemen Block 3 B.V.	100.00%		Netherlands	Yemen
	Total East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	Total Energy (Meuk) Limited	100.00%		United Kingdom	United Kingdom
	Total Exploration M'Bridge	100.00%		Netherlands	Angola
	Total Facilities Management B.V.	100.00%		Netherlands	Netherlands
	Total Gabon	58.28%		Gabon	Gabon
	Total Gass Handel Norge AS	100.00%		Norway	Norway
	Total Gastransport Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holding Dolphin Amont	100.00%		France	France
	Total Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holdings Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Iran B.V.	100.00%		Netherlands	Iran
	Total LNG Supply Services USA Inc.	100.00%		United States	United States
	Total Oil and Gas South America	100.00%		France	France
	Total Oil and Gas Venezuela B.V.	100.00%		Netherlands	Venezuela
	Total Oil Gb Limited	100.00%		United Kingdom	United Kingdom
	Total Oil UK Limited	100.00%		United Kingdom	United Kingdom
	Total P&G do Brasil Ltda	100.00%		Brazil	Brazil
	Total Pars LNG	100.00%		France	Iran
	Total Petroleum Angola	100.00%		France	Angola
	Total Profils Petroliers	100.00%		France	France
	Total Qatar	100.00%		France	Qatar
	Total South Pars	100.00%		France	Iran
	Total Upstream Danmark A/S	100.00%		Denmark	Denmark
	Total Upstream Nigeria Limited	100.00%		Nigeria	Nigeria
	Total Upstream UK Limited	100.00%		United Kingdom	United Kingdom
	Total Venezuela	100.00%		France	France
	Uintah Colorado Resources, Llc	66.67%		United States	United States
	Unitah Colorado Resources II, LLC	100.00%		United States	United States
	Ypergas S.A.	37.33%		France	Venezuela

		% Group		Country of
Business segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Gas, Renewables & Power
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Total Private Limited (e)	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	49.67%	E	United States	United States
	Aerospatiale Batteries (ASB)	49.67%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	Aerowatt Energies Nogara	65.00%	E	France	France
	Aerowatt Energies Nogara 2	51.00%	E	France	France
	Alcad AB	99.34%		Sweden	Sweden
	Altinergie	51.00%	E	France	France
	Angola LNG Limited	13.60%	E	Bermuda	Angola
	Arctic LNG 2 LLC (c)	21.64%	E	Russia	Russia
	ATJV Offshore	50.00%	E	Singapore	Singapore
	Bassin Du Capiscol	100.00%		France	France
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	Borrowed Sunshine II Parent, LLC	46.74%		United States	United States
	Borrowed Sunshine II, LLC	46.74%		United States	United States
	BSP Class B Member HoldCo, LLC	46.74%		United States	United States
	BSP Class B Member, LLC	46.74%		United States	United States
	BSP Holding Company, LLC	46.74%		United States	United States
	BSP II Parent, LLC	46.74%		United States	United States
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Centrale Eolienne De Couloumi	51.00%		France	France
	Centrale Eolienne De Coume	100.00%		France	France
	Centrale Eolienne De Dainville	100.00%		France	France
	Centrale Eolienne De Goulien	100.00%		France	France
	Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
	Centrale Eolienne De L'Olivier	51.00%		France	France
	Centrale Eolienne Des Malandaux	51.00%		France	France
	Centrale Eolienne Du Plan Du Pal	51.00%		France	France
	Centrale Eolienne La Cote Du Moulin A Vent	100.00%		France	France
	Centrale Eolienne La Croix De Cuitot	51.00%		France	France
	Centrale Eolienne Les Champs Parents	51.00%		France	France
	Centrale Eolienne Varades	51.00%		France	France
	Centrale Hydrolique Alas	100.00%		France	France
	Centrale Hydrolique Ardon	90.00%		France	France
	Centrale Hydrolique Arvan	100.00%		France	France
	Centrale Hydrolique Barbaira	100.00%		France	France
	Centrale Hydrolique Bonnant	100.00%		France	France
	Centrale Hydrolique La Buissiere	100.00%		France	France
	Centrale Hydrolique Previnquieres	100.00%		France	France
	Centrale Photovoltaique De La Croix	100.00%		France	France
	Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
	Centrale Photovoltaique Du Seneguier	100.00%		France	France
	Centrale Photovoltaique Le Barou	100.00%		France	France
	Centrale Solaire 2	100.00%		France	United States
	Centrale Solaire Autoprod	100.00%		France	France
	Centrale Solaire Base 112	100.00%		France	France
	Centrale Solaire Betheniville	51.12%	E	France	France
	Centrale Solaire Briffaut	100.00%		France	France
	Centrale Solaire Centre Ouest 2	100.00%		France	France
	Centrale Solaire Cet De Hesse	100.00%		France	France
	Centrale Solaire Chemin De Melette	100.00%		France	France
	Centrale Solaire Couloumine	100.00%		France	France
	Centrale Solaire De Cazedarnes	75.00%		France	France
	Centrale Solaire de la Med	100.00%		France	France
	Centrale Solaire Dom	100.00%		France	France
	Centrale Solaire Du Centre Ouest	100.00%		France	France
	Centrale Solaire Du Lavoir	60.00%		France	France
	Centrale Solaire Du Pla De La Roque	100.00%		France	France
	Centrale Solaire Estarac	35.00%	E	France	France
	Centrale Solaire Felix	100.00%		France	France
	Centrale Solaire Ficon	100.00%		France	France
	Centrale Solaire Forum Laudun	100.00%		France	France
	Centrale Solaire Fremy	100.00%		France	France
	Centrale Solaire Gardanne	100.00%		France	France
	Centrale Solaire Gigognan	51.49%	E	France	France
	Centrale Solaire Guinots	100.00%		France	France
	Centrale Solaire Heliovale	59.63%	E	France	France
	Centrale Solaire La Metairie	100.00%		France	France
	Centrale Solaire La Potence	100.00%		France	France
	Centrale Solaire La Sauteirane	100.00%		France	France
	Centrale Solaire La Tastere	100.00%		France	France
	Centrale Solaire Le Castellet	100.00%		France	France
	Centrale Solaire Le Cres	51.49%	E	France	France
	Centrale Solaire Les Ancizes	100.00%		France	France
	Centrale Solaire Les Aspres	100.00%		France	France
	Centrale Solaire Les Canebieres	100.00%		France	France
	Centrale Solaire Les Cordeliers	83.98%		France	France
	Centrale Solaire Les Cordeliers 2	100.00%		France	France
	Centrale Solaire Les Galliennes	100.00%		France	France
	Centrale Solaire Les Melettes	100.00%		France	France
	Centrale Solaire Lodes	100.00%		France	France
	Centrale Solaire Lyreco	100.00%		France	France
	Centrale Solaire Manosque Ombriere	100.00%		France	France
	Centrale Solaire Mazeran Lr	100.00%		France	France
	Centrale Solaire Mazeran Paca	100.00%		France	France
	Centrale Solaire Olinoca	10.00%	E	France	France
	Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
	Centrale Solaire Ombrieres De Blyes	100.00%		France	France
	Centrale Solaire Ombrieres De Boujan	100.00%		France	France
	Centrale Solaire Ombrieres P5	100.00%		France	France
	Centrale Solaire Pezenas	100.00%		France	France
	Centrale Solaire Piennes	100.00%		France	France
	Centrale Solaire Plateau De Pouls	51.00%		France	France
	Centrale Solaire Pont Sur Sambre	100.00%		France	France
	Centrale Solaire Quadrao	100.00%		France	France
	Centrale Solaire Sableyes	51.49%	E	France	France
	Centrale Solaire SPW2	100.00%		France	France
	Centrale Solaire Supdevenergie	100.00%		France	France
	Centrale Solaire Toiture Josse	100.00%		France	France
	Centrale Solaire Valorbi	100.00%		France	France
	Centrale Solaire Viguier	100.00%		France	France
	Centrale Solaire Zabo	100.00%		France	France
	Centrale Solaire Zabo 2	100.00%		France	France
	Co Biogaz	26.00%	E	France	France
	Cogenra Solar, Inc.	46.74%		United States	United States
	Colón LNG Marketing S. de R. L.	50.00%	E	Panama	Panama
	Cote d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
	DAJA 148	100.00%		France	France
	DAJA 154	100.00%		France	France
	DAJA 160	100.00%		France	France
	Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited	9.35%	E	China	United States
	Electricite Solaire De Molleges	100.00%		France	France
	Eole Balaze 2	65.00%	E	France	France
	Eole Balaze S.A.R.L.	66.75%	E	France	France
	Eole Boin	100.00%		France	France
	Eole Broceliande	51.00%		France	France
	Eole Champagne Conlinoise	100.00%		France	France
	Eole Cote Du Moulin	100.00%		France	France
	Eole Desirade 4	66.67%	E	France	France
	Eole Du Bocage	51.00%		France	France
	Eole Fonds Caraibes	100.00%		France	France
	Eole Grand Maison	100.00%		France	France
	Eole La Montagne	87.60%		France	France
	Eole La Motelle	66.67%	E	France	France
	Eole La Perriere S.A.R.L.	100.00%		France	France
	Eole Les Buissons	100.00%		France	France
	Eole Les Patoures	51.00%		France	France
	Eole Maxent	66.75%	E	France	France
	Eole Morne Carriere	100.00%		France	France
	Eole Morne Constant	100.00%		France	France
	Eole Moulin Tizon	100.00%		France	France
	Eole Petit Fougeray	51.00%		France	France
	Eole Petite Place	53.45%	E	France	France
	Eole Pierrefitte Es Bois	100.00%		France	France
	Eole Saint-Jean Lachalm	100.00%		France	France
	Eole Sorbon II	100.00%		France	France
	Eole Sorbon S.A.R.L.	100.00%		France	France
	Eole Yate	100.00%		France	France
	Eoliennes Arques 1	100.00%		France	France
	Eoliennes Arques 2	100.00%		France	France
	Eoliennes Arques 3	100.00%		France	France
	Eoliennes De La Chaussee Brunehaut	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 1	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 2	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 3	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 4	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 5	51.00%		France	France
	Eoliennes De L'Ourcq Et Du Clignon	51.00%		France	France
	Eoliennes Du Champ Chardon	100.00%		France	France
	Eoloue	17.34%	E	France	France
	Fast Jung KB	99.34%		Sweden	Sweden
	Finansol 1	100.00%		France	France
	Finansol 2	100.00%		France	France
	Finansol 3	100.00%		France	France
	Fosmax LNG	27.50%	E	France	France
	Frieman & Wolf Batterietechnick GmbH	99.34%		Germany	Germany
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	GFS I Class B Member, LLC	46.74%		United States	United States
	Gfs I Holding Company, LLC	46.74%		United States	United States
	Glaciere De Palisse	100.00%		France	France
	Global Energy Armateur SNC	100.00%		France	France
	Global LNG Armateur S.A.S.	100.00%		France	France
	Global LNG Downstream S.A.S.	100.00%		France	France
	Global LNG North America Corporation	100.00%		United States	United States
	Global LNG S.A.S.	100.00%		France	France
	Global LNG Supply S.A.	100.00%		France	France
	Global LNG UK Limited	100.00%		United Kingdom	United Kingdom
	Go Electric	100.00%		United States	United States
	Golden Fields Solar I, LLC	46.74%		United States	United States
	Goodfellow Solar Construction, LLC	46.74%		United States	United States
	Goodfellow Solar II, LLC	46.74%		United States	United States
	Goodfellow Solar III, LLC	46.74%		United States	United States
	Greenflex Actirent Group, S.L.	100.00%		Spain	Spain
	Greenflex S.A.S.	100.00%		France	France
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Helio 100 Kw	100.00%		France	France
	Helio 21	100.00%		France	France
	Helio 974 Toitures	100.00%		France	France
	Helio Bakia	100.00%		France	France
	Helio Beziers	65.53%	E	France	France
	Helio Boulouparis	100.00%		France	France
	Helio Boulouparis 2	100.00%		France	France
	Helio Florensac	65.35%	E	France	France
	Helio Fonds Caraibes	100.00%		France	France
	Helio Koumac	100.00%		France	France
	Helio La Perriere	66.67%	E	France	France
	Helio Logistique	65.09%	E	France	France
	Helio L'R	100.00%		France	France
	Helio Moindah	100.00%		France	France
	Helio Orange	65.06%	E	France	France
	Helio Piin Patch	100.00%		France	France
	Helio Popidery	100.00%		France	France
	Helio Reunion	100.00%		France	France
	Helio Tamoa	100.00%		France	France
	Helio Temala	100.00%		France	France
	Helix Project III, LLC	46.74%		United States	United States
	Helix Project V, LLC	46.74%		United States	United States
	HETTY	100.00%		France	France
	Holding Eole 2018	100.00%		France	France
	Holding Otev	100.00%		France	France
	Holding Pdr	100.00%		France	France
	Huaxia CPV (Inner Mongolia) Power Corporation, Limited	11.68%	E	China	United States
	Hydro Tinee	50.00%	E	France	France
	Hydro-M Ingenierie Des Energies Renouvelables	100.00%		France	France
	Hydromons	100.00%		France	France
	Ichthys LNG PTY Limited	26.00%	E	Australia	Australia
	Institut Photovoltaique D'Ile De France (IPVF)	43.00%		France	France
	Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
	JDA Overseas Holdings, LLC	46.74%		United States	United States
	Jingdan New Energy investment (Shanghai) Co. Ltd	50.00%	E	China	China
	Jmb Hydro S.A.R.L.	100.00%		France	France
	Jmb Solar	100.00%		France	France
	Jmb Solar Nogara	100.00%		France	France
	Jmcp	50.05%		France	France
	Kozani Energy Anonymi Energeiaki Etaireia distinctive title Kozani Energy S.A.	46.74%		Greece	Greece
	Kozani Energy Malta Limited	46.74%		Malta	Malta
	LA Basin Solar I, LLC	46.74%		United States	United States
	La Compagnie Electrique de Bretagne	100.00%		France	France
	La Metairie Neuve	25.00%	E	France	France
	La Seauve	95.01%		France	France
	Lampiris S.A.	100.00%		Belgium	Belgium
	Lemoore Stratford Land Holdings IV, LLC	46.74%		United States	United States
	Les Eoliennes De Conquereuil	100.00%		France	France
	Les Moulins A Vent De Kermadeen	51.00%		France	France
	Les Vents De Nivillac	100.00%		France	France
	Les Vents De Ranes	100.00%		France	France
	Libcom	100.00%		France	France
	Libwatt	100.00%		France	France
	Lincoln Solar Star, LLC	46.74%		United States	United States
	Margeriaz Energie	100.00%		France	France
	Marysville Unified School District Solar, LLC	46.74%		United States	United States
	Maxeon Solar Technologies, Pte. Ltd.	46.74%		Singapore	United States
	Messigaz SNC	100.00%		France	France
	Methanergy	100.00%		France	France
	Missiles & Space Batteries Limited	49.67%	E	United Kingdom	United Kingdom
	Miyagi Osato Solar Park G.K.	90.00%		Japan	Japan
	Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
	Mojave Solar Investment, LLC	46.74%		United States	United States
	Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	NEM Solar Targetco, LLC	46.74%		United States	United States
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	NorthStar Energy Management, LLC	46.74%		United States	United States
	Northstar Santa Clara County 2016, LLC	46.74%		United States	United States
	Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
	Nouvelle Entreprise D'Energie Solaire	51.00%	E	France	France
	Nyk Armateur S.A.S.	50.00%	E	France	France
	Oman LNG, LLC	5.54%	E	Oman	Oman
	Ombrieres Te Vendres	100.00%		France	France
	Parc Des Hauts Vents	66.75%	E	France	France
	Parc Eolien De Nesle La Reposte	100.00%		France	France
	Parc Eolien Nordex III	50.00%	E	France	France
	Parc Eolien Nordex XXIX	50.00%	E	France	France
	Parc Eolien Nordex XXX	50.00%	E	France	France
	Parc Solaire De Servian	100.00%		France	France
	Parc Solaire De Servian 2	100.00%		France	France
	Partrederiet Bw Gas Global LNG	49.00%	E	Norway	Norway
	Perpetual Sunhine Solar Program I, LLC	46.74%		United States	United States
	Perpetual Sunshine I, LLC	46.74%		United States	United States
	Photovoltaic Park Malta Limited	46.74%		Malta	United States
	Photovoltaica Parka Veroia Anonymi Etaireia	46.74%		Greece	Greece
	Pos	100.00%		France	France
	Pos Production Ii	60.00%		France	France
	Pos Production Iii	70.00%		France	France
	Pos Production Iv	70.00%		France	France
	Pos Production V	70.00%		France	France
	PV Salvador SPA	20.00%	E	Chile	Chile
	Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
	Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
	Quadran Caraibes	100.00%		France	France
	Quadran Holding Nc	100.00%		France	France
	Quadran Nogara	100.00%		France	France
	Quadran Pacific	100.00%		France	France
	Quadrelio	100.00%		France	France
	Quadrica	51.00%	E	France	France
	Roquefort Solar	51.00%	E	France	France
	Rosamond Raven Holdings, LLC	46.74%		United States	United States
	Saft (Zhuhai FTZ) Batteries Company Limited	99.34%		China	China
	Saft (Zhuhai) Energy Storage Co	100.00%		China	China
	Saft AB	99.34%		Sweden	Sweden
	Saft Acquisition S.A.S.	99.34%		France	France
	Saft America Inc.	99.34%		United States	United States
	Saft AS	99.34%		Norway	Norway
	Saft Australia PTY Limited	99.34%		Australia	Australia
	Saft Batterias SL	99.34%		Spain	Spain
	Saft Batterie Italia S.R.L.	99.34%		Italy	Italy
	Saft Batterien GmbH	99.34%		Germany	Germany
	Saft Batteries Pte Limited	99.34%		Singapore	Singapore
	Saft Batteries PTY Limited	99.34%		Australia	Australia
	Saft Batterijen B.V.	99.34%		Netherlands	Netherlands
	Saft Do Brasil Ltda	99.34%		Brazil	Brazil
	Saft Ferak AS	99.34%		Czech Republic	Czech Republic
	Saft Finance S.A.R.L.	99.34%		Luxembourg	Luxembourg
	Saft Groupe S.A.	99.34%		France	France
	Saft Hong Kong Limited	99.34%		Hong Kong	Hong Kong
	Saft India Private Limited	99.34%		India	India
	Saft Japan KK	99.34%		Japan	Japan
	Saft Limited	99.34%		United Kingdom	United Kingdom
	Saft LLC	99.34%		Russia	Russia
	Saft Nife ME Limited	99.34%		Cyprus	Cyprus
	Saft S.A.S.	99.34%		France	France
	SGS Antelope Valley Development, LLC	46.74%		United States	United States
	Sgula (East) Green Energies Limited	46.74%		Israel	United States
	Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
	Smalt Energie	100.00%		France	France
	Societe Champenoise d'Energie	16.00%	E	France	France
	Societe d'exploitation de centrales photovoltaiques 1	27.65%		France	France
	Societe Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
	Solaire Grand Sud	100.00%		France	France
	Solaire Libron	100.00%		France	France
	Solaire Villon	51.60%	E	France	France
	Solar Carport NJ, LLC	46.74%		United States	United States
	Solar Energies	65.00%	E	France	France
	Solar Mimizan	100.00%		France	France
	Solar Sail Commercial Holdings, LLC	46.74%		United States	United States
	Solar Sail Holdings, LLC	46.74%		United States	United States
	Solar Sail, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Ct, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Hi, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Il, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Ma, LLC	46.74%		United States	United States
	Solar Star Arizona HMR-I, LLC	46.74%		United States	United States
	Solar Star Arizona II, LLC	46.74%		United States	United States
	Solar Star Arizona VII, LLC	46.74%		United States	United States
	Solar Star Bay City 2, LLC	46.74%		United States	United States
	Solar Star California I, LLC	46.74%		United States	United States
	Solar Star California IV, LLC	46.74%		United States	United States
	Solar Star California LXXV, LLC	46.74%		United States	United States
	Solar Star California LXXVI, LLC	46.74%		United States	United States
	Solar Star California XXXV, LLC	46.74%		United States	United States
	Solar Star California XXXVI, LLC	46.74%		United States	United States
	Solar Star California XXXVIII, LLC	46.74%		United States	United States
	Solar Star Co Co 1, LC	46.74%		United States	United States
	Solar Star Coastal Pirate, LLC	46.74%		United States	United States
	Solar Star Colorado II, LLC	46.74%		United States	United States
	Solar Star Cougars, LLC	46.74%		United States	United States
	Solar Star HD Connecticut, LLC	46.74%		United States	United States
	Solar Star HD Maryland, LLC	46.74%		United States	United States
	Solar Star HD New Jersey, LLC	46.74%		United States	United States
	Solar Star HD New York, LLC	46.74%		United States	United States
	Solar Star Healthy 1, LLC	46.74%		United States	United States
	Solar Star Healthy Lake, LLC	46.74%		United States	United States
	Solar Star IL – TFS, LLC	46.74%		United States	United States
	Solar Star Irwd Baker, LLC	46.74%		United States	United States
	Solar Star Kale 1, LLC	46.74%		United States	United States
	Solar Star Kale 2	46.74%		United States	United States
	Solar Star Khsd, LLC	46.74%		United States	United States
	Solar Star LCR Culver City, LLC	46.74%		United States	United States
	Solar Star LCR Irvine, LLC	46.74%		United States	United States
	Solar Star LCR LA 1, LLC	46.74%		United States	United States
	Solar Star LCR LA 2, LLC	46.74%		United States	United States
	Solar Star LCR Split 1, LLC	46.74%		United States	United States
	Solar Star LCR Split 2, LLC	46.74%		United States	United States
	Solar Star MA - Tewksbury, LLC	46.74%		United States	United States
	Solar Star Massachusetts II, LLC	46.74%		United States	United States
	Solar Star Massachusetts III, LLC	46.74%		United States	United States
	Solar Star Maxx 1, LLC	46.74%		United States	United States
	Solar Star Northwestern University, LLC	46.74%		United States	United States
	Solar Star Parent CRC Kern Front, LLC	46.74%		United States	United States
	Solar Star Parent CRC Mt. Poso, LLC	46.74%		United States	United States
	Solar Star Parent CRC North Shafter, LLC	46.74%		United States	United States
	Solar Star Parent CRC Pier A West, LLC	46.74%		United States	United States
	Solar Star Parent CRC Yowlumne 1 North, LLC	46.74%		United States	United States
	Solar Star Parent CRC Yowlumne 2 South, LLC	46.74%		United States	United States
	Solar Star Prairie Holding, LLC	46.74%		United States	United States
	Solar Star Prime 2, LLC	46.74%		United States	United States
	Solar Star Prime 3, LLC	46.74%		United States	United States
	Solar Star Prime 4, LLC	46.74%		United States	United States
	Solar Star Rancho CWD I, LLC	46.74%		United States	United States
	Solar Star River, LLC	46.74%		United States	United States
	Solar Star Track, LLC	46.74%		United States	United States
	Solar Star Urbana Landfill Central, LLC	46.74%		United States	United States
	Solar Star Urbana Landfill East, LLC	46.74%		United States	United States
	Solar Star Urbana Landfill West, LLC	46.74%		United States	United States
	Solar Star Wildcats, LLC	46.74%		United States	United States
	Solar Star Woodlands St Cr, LLC	46.74%		United States	United States
	SolarBridge Technologies Inc.	46.74%		United States	United States
	Solarstar Billerica I, LLC	46.74%		United States	United States
	Solarstar Ma I, LLC	46.74%		United States	United States
	Solarstar Prime I, LLC	46.74%		United States	United States
	SolarStorage Fund A, LLC	46.74%		United States	United States
	SolarStorage Fund B, LLC	46.74%		United States	United States
	SolarStorage Fund C, LLC	46.74%		United States	United States
	Sophye Lacmort	50.00%	E	France	France
	South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
	SPML Land Inc.	46.74%		Philippines	Philippines
	SPWR SS 1, LLC	46.74%		United States	United States
	SPWR SunStrong Holdings, LLC	46.74%		United States	United States
	SREC NE II Holdings, LLC	46.74%		United States	United States
	SREC NE II, LLC	46.74%		United States	United States
	SSCA XLI Holding Company, LLC	46.74%		United States	United States
	SunPower AssetCo, LLC	46.74%		United States	United States
	SunPower Bermuda Holdings	46.74%		Bermuda	Bermuda
	SunPower Bobcat Solar, LLC	46.74%		United States	United States
	SunPower Capital Services, LLC	46.74%		United States	United States
	SunPower Capital, LLC	46.74%		United States	United States
	SunPower Commercial FTB Construction, LLC	46.74%		United States	United States
	SunPower Commercial Holding Company FTB SLB Parent, LLC	46.74%		United States	United States
	SunPower Commercial Holding Company FTB SLB, LLC	46.74%		United States	United States
	Sunpower Commercial St Revolver, LLC	46.74%		United States	United States
	SunPower Corp Israel Limited	46.74%		Israel	Israel
	SunPower Corporation	46.74%		United States	United States
	SunPower Corporation (Switzerland) S.A.R.L.	46.74%		Switzerland	Switzerland
	SunPower Corporation Australia PTY Limited	46.74%		Australia	Australia
	SunPower Corporation Limited	46.74%		Hong Kong	United States
	SunPower Corporation Mexico, S. de R.L. de C.V.	46.74%		Mexico	Mexico
	SunPower Corporation Southern Africa (PTY) Limited	46.74%		South Africa	France
	SunPower Corporation SPA	46.74%		Chile	Chile
	SunPower Corporation UK Limited	46.74%		United Kingdom	United Kingdom
	SunPower Corporation, Systems	46.74%		United States	United States
	SunPower DevCo, LLC	46.74%		United States	United States
	SunPower Energia SPA	46.74%		Chile	Chile
	SunPower Energy Corporation Limited	46.74%		Hong Kong	United States
	SunPower Energy Solutions France S.A.S.	46.74%		France	France
	SunPower Energy Systems Canada Corporation	46.74%		Canada	Canada
	SunPower Energy Systems Korea	46.74%		South Korea	South Korea
	SunPower Energy Systems Singapore PTE Limited	46.74%		Singapore	Singapore
	SunPower Energy Systems Southern Africa (PTY) Limited	46.74%		South Africa	South Africa
	SunPower Energy Systems Spain, SL	46.74%		Spain	Spain
	SunPower Equity Holdings, LLC	46.74%		United States	United States
	SunPower Foundation	46.74%		United States	United States
	SunPower GmbH	46.74%		Germany	Germany
	SunPower Helix I, LLC	46.74%		United States	United States
	SunPower HoldCo, LLC	46.74%		United States	United States
	SunPower Italia S.R.L.	46.74%		Italy	Italy
	SunPower Japan KK	46.74%		Japan	Japan
	SunPower Malaysia Manufacturing Sdn. Bhd.	46.74%		Malaysia	Malaysia
	SunPower Malta Limited	46.74%		Malta	Malta
	SunPower Manufacturing (PTY) Limited	46.74%		South Africa	South Africa
	SunPower Manufacturing Corporation Limited	46.74%		Hong Kong	United States
	SunPower Manufacturing de Vernejoul	46.74%		France	France
	SunPower Manufacturing Oregon, LLC	46.74%		United States	United States
	SunPower Muhendislik Insaat Enerji Üretim ve Ticaret A.S	46.74%		Turkey	Turkey
	SunPower Nanao Parent, LLC	46.74%		United States	United States
	SunPower Netherlands B.V.	46.74%		Netherlands	Netherlands
	SunPower North America, LLC	46.74%		United States	United States
	SunPower NY CDG 1,LLC	46.74%		United States	United States
	SunPower Osato Parent, LLC	46.74%		United States	United States
	SunPower Philippines Limited - Regional Operating Headquarters	46.74%		Cayman Islands	Cayman Islands
	SunPower Philippines Manufacturing Limited	46.74%		Cayman Islands	Cayman Islands
	SunPower Revolver HoldCo I Parent, LLC	46.74%		United States	United States
	SunPower Revolver HoldCo I, LLC	46.74%		United States	United States
	SunPower Solar Energy Technology (Tianjin) Corporation, Limited	46.74%		China	United States
	SunPower Solar India Private Limited	46.74%		India	India
	SunPower Solar Malaysia Sdn. Bhd.	46.74%		Malaysia	Malaysia
	SunPower Systems Belgium SPRL	46.74%		Belgium	Belgium
	SunPower Systems International Limited	46.74%		Hong Kong	United States
	SunPower Systems Mexico S. de R.L. de C.V.	46.74%		Mexico	Mexico
	SunPower Systems S.A.R.L.	46.74%		Switzerland	Switzerland
	SunPower Technologies France S.A.S.	46.74%		France	France
	Sunpower Technologies, Inc.	46.74%		United States	United States
	SunPower Technology Limited	46.74%		Cayman Islands	Cayman Islands
	SunStrong Capital Acquisition 3, LLC	46.74%		United States	United States
	Sunstrong Capital Holdings, LLC	23.84%	E	United States	United States
	SunStrong Partners, LLC	14.83%	E	United States	United States
	Sunzil	50.00%	E	France	France
	Sunzil Caraibes	50.00%	E	France	France
	Sunzil Mayotte S.A.S.	50.00%	E	France	France
	Sunzil Ocean Indien	50.00%	E	France	France
	Sunzil Pacific	50.00%	E	France	France
	Sunzil Polynesie	50.00%	E	France	France
	Sunzil Polynesie Services	50.00%	E	France	France
	Sunzil Services Caraibes	50.00%	E	France	France
	Sunzil Services Ocean Indien	50.00%	E	France	France
	Swingletree Operations, LLC	46.74%		United States	United States
	Tadiran Batteries GmbH	99.34%		Germany	Germany
	Tadiran Batteries Limited	99.34%		Israel	Israel
	Temasol	46.74%		Morocco	Morocco
	Tenesol SPV 1	100.00%		France	France
	Tenesol Venezuela	46.74%		Venezuela	Venezuela
	Thezan Solar	100.00%		France	France
	Tianneng Saft Energy Joint Stock Company	40.00%	E	China	China
	Toitures Capiscol	100.00%		France	France
	Total Carbon Neutrality Ventures Europe	100.00%		France	France
	Total Carbon Neutrality Ventures International	100.00%		France	France
	Total Direct Energie Centrale Electrique Bayet	100.00%		France	France
	Total Direct Energie centrale Electrique Marchienne au Pont	100.00%		Belgium	Belgium
	Total Direct Energie Belgium	100.00%		Belgium	Belgium
	Total Direct Energie Centrale Electrique de Toul	100.00%		France	France
	Total Direct Energie Concessions	100.00%		France	France
	Total Direct Energie Generation	100.00%		France	France
	Total Direct Energie Hambregie	100.00%		France	France
	Total Direct Energie S.A.	100.00%		France	France
	Total Direct Energie Services	100.00%		Belgium	Belgium
	Total Direct Energie Yfregie	100.00%		France	France
	Total Direct Energies Centrale Electrique de Pont Sur Sambres	100.00%		France	France
	Total E&P Australia	100.00%		France	Australia
	Total E&P Australia Exploration PTY Limited	100.00%		Australia	Australia
	Total E&P Australia II	100.00%		France	Australia
	Total E&P Australia III	100.00%		France	Australia
	Total E&P Barnett Usa (75)	100.00%		United States	United States
	Total E&P Holding Ichthys	100.00%		France	France
	Total E&P Holdings Australia PTY Limited	100.00%		Australia	Australia
	Total E&P Ichthys B.V.	100.00%		Netherlands	Australia
	Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonesie	100.00%		France	Indonesia
	Total E&P Mauritius Holding Limited	100.00%		Mauritius Island	Mozambique
	Total E&P Mozambique Area 1, Limitada	100.00%		Mozambique	Mozambique
	Total E&P Oman Dev. B.V	100.00%		Netherlands	Oman
	Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG 5 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG Limited	100.00%		Papua New Guinea	Papua New Guinea
	Total E&P Salmanov	100.00%		France	Russia
	Total E&P Sebuku	100.00%		France	Indonesia
	Total E&P Yamal	100.00%		France	France
	Total Energie Do Brasil	46.74%		Brazil	Brazil
	Total Energie Gas GmbH	100.00%		Germany	Germany
	Total Energy Investments Tianjin	100.00%		China	China
	Total Energy Services	100.00%		France	France
	Total Energy Ventures Emerging Markets	100.00%		France	France
	Total Eren (d)	29.60%	E	France	France
	Total Eren Holding	33.86%	E	France	France
	Total Gas & Power Actifs Industriels	100.00%		France	France
	Total Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
	Total Gas & Power Brazil	100.00%		France	France
	Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power North America Inc.	100.00%		United States	United States
	Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Thailand	100.00%		France	France
	Total Gas and Power Limited, London, Meyrin - Geneva Branch	100.00%		Switzerland	Switzerland
	Total Gas Pipeline USA Inc.	100.00%		United States	United States
	Total Gas Y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
	Total Gasandes	100.00%		France	France
	Total Gaz Electricite Holdings France	100.00%		France	France
	Total GLNG Australia	100.00%		France	Australia
	Total GLNG Australia Holdings	100.00%		France	Australia
	Total Investment Management Tianjin	100.00%		China	China
	Total LNG Angola	100.00%		France	France
	Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Ventures USA, Inc.	100.00%		United States	United States
	Total Quadran	100.00%		France	France
	Total Renewables	100.00%		France	France
	Total Solar Intl	100.00%		France	France
	Total Solar Latin America SPA	100.00%		Chile	Chile
	Total SunPower Energia S.A.	46.74%		Chile	Chile
	Total Tengah	100.00%		France	Indonesia
	Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
	Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
	Total USA International, LLC	100.00%		United States	Mozambique
	Total Yemen LNG Company Limited	100.00%		Bermuda	Yemen
	Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
	TSGF SpA	50.00%	E	Chile	Chile
	Tugboat Commercial Pledgor, LLC	46.74%		United States	United States
	Valorene	66.00%		France	France
	Vega Solar 1 S.A.P.I. de C.V.	46.74%		Mexico	United States
	Vega Solar 2 S.A.P.I. de C.V.	46.74%		Mexico	United States
	Vega Solar 3 S.A.P.I. de C.V.	46.74%		Mexico	United States
	Vent De Thierache 01	51.00%		France	France
	Vent De Thierache 02	51.00%		France	France
	Vent De Thierache 03	100.00%		France	France
	Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
	Vents D'Oc Energies Renouvelables	100.00%		France	France
	Vertigo	25.00%	E	France	France
	Watt Prox	100.00%		France	France
	Winergy	100.00%		France	France
	Yamal LNG (b)	29.73%	E	Russia	Russia
	Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
	Zeeland Solar B.V.	100.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	Hong Kong
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Country for Shipping
	Espa S.A.R.L.	100.00%		France	France
	Ethylene Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Pipeline Co	100.00%		United States	United States
	FINA Technology, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International S.R.L.	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aeroservices S.A.S.	100.00%		France	France
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Automotive Systems Company, Limited	100.00%		China	China
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
	Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
	Hutchinson Polymers S.N.C.	100.00%		France	France
	Hutchinson Porto	100.00%		Portugal	Portugal
	Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson Research & Innovation Singapore PTE. Limited	100.00%		Singapore	Singapore
	Hutchinson Rubber Products Private Limited Inde	100.00%		France	India
	Hutchinson S.A.	100.00%		France	France
	Hutchinson S.N.C.	100.00%		France	France
	Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
	Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
	Hutchinson Sales Corporation	100.00%		United States	United States
	Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
	Hutchinson Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson SRO	100.00%		Czech Republic	Czech Republic
	Hutchinson Stop - Choc GmbH & CO. KG	100.00%		Germany	Germany
	Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
	Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
	Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
	Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
	Industrielle Desmarquoy S.N.C.	100.00%		France	France
	Jehier S.A.S.	99.89%		France	France
	Joint Precision Rubber	100.00%		France	France
	KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
	Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
	Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
	LaPorte Pipeline Company LP	20.16%	E	United States	United States
	LaPorte Pipeline GP LLC	19.96%	E	United States	United States
	Le Joint Francais S.N.C.	100.00%		France	France
	Legacy Site Services Funding Inc.	100.00%		United States	United States
	Legacy Site Services LLC	100.00%		United States	United States
	Les Stratifies S.A.S.	100.00%		France	France
	Lone Wolf Land Company	100.00%		United States	United States
	Machen Land Limited	100.00%		United Kingdom	United Kingdom
	Mide Technology Corporation	100.00%		United States	United States
	Naphtachimie	50.00%		France	France
	Novogy, Inc.	100.00%		United States	United States
	Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
	Pamargan (Malta) Products Limited	100.00%		Malta	Malta
	Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
	Paulstra S.N.C.	100.00%		France	France
	Paulstra Silentbloc S.A.	100.00%		Belgium	Belgium
	PFW Aerospace GmbH	100.00%		Germany	Germany
	PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
	PFW Uk Machining Ltd.	100.00%		United Kingdom	United Kingdom
	Polyblend GmbH	68.00%		Germany	Germany
	Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
	Qatofin Company Limited	49.09%	E	Qatar	Qatar
	Resilium	100.00%		Belgium	Belgium
	Retia	100.00%		France	France
	Retia USA LLC	100.00%		United States	United States
	San Jacinto Rail Limited	17.00%	E	United States	United States
	Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
	SigmaKalon Group B.V.	100.00%		Netherlands	Netherlands
	Societe Bearnaise De Gestion Industrielle	100.00%		France	France
	Societe du Pipeline Sud-Europeen	35.14%	E	France	France
	SPA Sonatrach Total Entreprise de Polymères	49.00%	E	Algeria	Algeria
	Stillman Seal Corporation	100.00%		United States	United States
	Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
	Techlam S.A.S.	100.00%		France	France
	Thermal Control Systems Automotive Sasu	60.00%		France	France
	Total Activites Maritimes	100.00%		France	France
	Total Atlantic Trading Mexico SA De CV	100.00%		Mexico	Mexico
	Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
	Total Country Services Belgium	100.00%		Belgium	Belgium
	Total Deutschland GmbH (e)	100.00%		Germany	Germany
	Total Downstream UK PLC	100.00%		United Kingdom	United Kingdom
	Total Energy Marketing A/S	100.00%		Denmark	Denmark
	Total European Trading	100.00%		France	France
	Total Laffan Refinery	100.00%		France	France
	Total Laffan Refinery II B.V.	100.00%		Netherlands	Netherlands
	Total Lindsey Oil Refinery Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies USA, Inc.	100.00%		United States	United States
	Total Olefins Antwerp	100.00%		Belgium	Belgium
	Total Opslag En Pijpleiding Nederland NV	55.00%		Netherlands	Netherlands
	Total PAR LLC	100.00%		United States	United States
	Total Petrochemicals (Hong Kong) Limited	100.00%		Hong Kong	Hong Kong
	Total Petrochemicals (Shangai) Limited	100.00%		China	China
	Total Petrochemicals Development Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
	Total Petrochemicals Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals France	100.00%		France	France
	Total Petrochemicals Iberica	100.00%		Spain	Spain
	Total Petrochemicals Pipeline USA Inc.	100.00%		United States	United States
	Total Petrochemicals UK Limited	100.00%		United Kingdom	United Kingdom
	Total Polymers Antwerp	100.00%		Belgium	Belgium
	Total Raffinaderij Antwerpen N.V.	100.00%		Belgium	Belgium
	Total Raffinage France	100.00%		France	France
	Total Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
	Total Raffinage Chimie S.A.S.	100.00%		France	France
	Total Refining & Chemicals Saudi Arabia S.A.S.	100.00%		France	France
	Total Research & Technology Feluy	100.00%		Belgium	Belgium
	Total Splitter USA Inc	100.00%		United States	United States
	Total Trading and Marketing Canada LP	100.00%		Canada	Canada
	Total Trading Asia Pte Limited	100.00%		Singapore	Singapore
	Total Trading Canada Limited	100.00%		Canada	Canada
	Total Trading Products S.A.	100.00%		Switzerland	Switzerland
	TOTSA Total Oil Trading S.A.	100.00%		Switzerland	Switzerland
	Totseanergy	49.00%	E	Belgium	Belgium
	Transalpes S.N.C.	67.00%		France	France
	Trans-Ethylene	99.98%		France	France
	Tssa Total Storage & Services S.A.	100.00%		Switzerland	Switzerland
	Vibrachoc S.A.U.	100.00%		Spain	Spain
	Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Air Total (Suisse) S.A.	100.00%		Switzerland	Switzerland
	Air Total International S.A.	100.00%		Switzerland	Switzerland
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Lithuanie	100.00%		Lithunia	Lithunia
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS24 Tankservice GmbH	100.00%		Germany	Germany
	Caldeo	100.00%		France	France
	Charvet La Mure Bianco	100.00%		France	France
	Clean Energy	24.85%	E	United States	United States
	Compagnie Petroliere de l'Ouest - CPO	100.00%		France	France
	CPE Energies	100.00%		France	France
	Cristal Marketing Egypt	80.78%		Egypt	Egypt
	DCA-MORY-SHIPP	100.00%		France	France
	Egedis	100.00%		France	France
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Gapco Uganda Limited	100.00%		Uganda	Uganda
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		Mauritius Island	Mauritius Island
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
	Pitpoint B.V.	100.00%		Netherlands	Netherlands
	Pitpoint Cng B.V.	100.00%		Netherlands	Netherlands
	Produits Petroliers Stela	99.99%		France	France
	Quimica Vasca S.A.U.	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
	Societe d'exploitation de l'usine de Rouen	98.98%		France	France
	Societe mahoraise de stockage de produits petroliers	100.00%		France	France
	Societe Urbaine des Petroles	100.00%		France	France
	S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
	South Asia LPG Private Limited	50.00%	E	India	India
	Total (Africa) Limited	100.00%		United Kingdom	United Kingdom
	Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
	Total Additifs et Carburants Speciaux	100.00%		France	France
	Total Africa S.A.	100.00%		France	France
	Total Aviation & Export Limited	100.00%		Zambia	Zambia
	Total Belgium	100.00%		Belgium	Belgium
	Total Bitumen Deutschland GmbH	100.00%		Germany	Germany
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
	Total Brasil Diesel Comercio e Transportes Ltda	100.00%		Brazil	Brazil
	Total Brasil Distribuidora Ltda	100.00%		Brazil	Brazil
	Total Burkina	100.00%		Burkina Faso	Burkina Faso
	Total Cambodge	100.00%		Cambodia	Cambodia
	Total Cameroun	67.01%		Cameroon	Cameroon
	Total Caraibes	100.00%		France	France
	Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
	Total China Investment Company Limited	100.00%		China	China
	Total Congo	100.00%		Congo	Congo
	Total Corse	100.00%		France	France
	Total Cote D'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
	Total Denmark A/S	100.00%		Denmark	Denmark
	Total Egypt	80.78%		Egypt	Egypt
	Total Espana S.A.	100.00%		Spain	Spain
	Total Especialidades Argentina	98.78%		Argentina	Argentina
	Total Ethiopia	100.00%		Ethiopia	Ethiopia
	Total Fluides	100.00%		France	France
	Total Freeport Corporation	51.00%	E	Philippines	Philippines
	Total Fuels Wuhan Company Limited	100.00%		China	China
	Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	Total Guadeloupe	100.00%		France	Guadeloupe
	Total Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
	Total Guinee	100.00%		Guinea	Guinea
	Total Holding Asie	100.00%		France	France
	Total Holding India	100.00%		France	France
	Total Italia	100.00%		Italy	Italy
	Total Jamaica Limited	100.00%		Jamaica	Jamaica
	Total Jordan PSC	100.00%		Jordan	Jordan
	Total Kenya	93.96%		Kenya	Kenya
	Total Liban	100.00%		Lebanon	Lebanon
	Total Liberia Inc.	100.00%		Liberia	Liberia
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
	Total Lubrifiants	99.98%		France	France
	Total Lubrifiants Algerie	78.90%		Algeria	Algeria
	Total Lubrifiants Service Automobile	99.98%		France	France
	Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
	Total Madagasikara S.A.	79.44%		Madagascar	Madagascar
	Total Malawi Limited	100.00%		Malawi	Malawi
	Total Mali	100.00%		Mali	Mali
	Total Marine Fuels	100.00%		Singapore	Singapore
	Total Marketing Egypt	80.78%		Egypt	Egypt
	Total Marketing France	100.00%		France	France
	Total Marketing Gabon	90.00%		Gabon	Gabon
	Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
	Total Marketing Services	100.00%		France	France
	Total Marketing Tchad	100.00%		Chad	Chad
	Total Marketing Uganda	100.00%		Uganda	Uganda
	Total Maroc	55.00%		Morocco	Morocco
	Total Mauritius	55.00%		Mauritius Island	Mauritius Island
	Total Mayotte	100.00%		France	Mayotte
	Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total Mineraloel und Chemie GmbH	100.00%		Germany	Germany
	Total Mineralol GmbH	100.00%		Germany	Germany
	Total Mozambique	100.00%		Mozambique	Mozambique
	Total Namibia (PTY) Limited	50.10%		Namibia	Namibia
	Total Nederland NV	100.00%		Netherlands	Netherlands
	Total Niger S.A.	100.00%		Niger	Niger
	Total Nigeria PLC	61.72%		Nigeria	Nigeria
	Total Oil Asia-Pacific Pte Limited	100.00%		Singapore	Singapore
	Total Oil India Private Limited	100.00%		India	India
	Total Outre-Mer	100.00%		France	France
	Total Pacifique	100.00%		France	New Caledonia
	Total Paiement Services	100.00%		France	France
	Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
	Total Petroleum (Shanghai) Company Limited	100.00%		China	China
	Total Petroleum Ghana Limited	76.74%		Ghana	Ghana
	Total Petroleum Puerto Rico Corp.	100.00%		Puerto Rico	Puerto Rico
	Total Philippines Corporation	51.00%	E	Philippines	Philippines
	Total Polska	100.00%		Poland	Poland
	Total Polynesie	100.00%		France	French Polynesia
	Total RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total Reunion	100.00%		France	Reunion
	Total Romania S.A.	100.00%		Romania	Romania
	Total Senegal	69.14%		Senegal	Senegal
	Total Singapore Shared Services Pte Limited	100.00%		Singapore	Singapore
	Total Sinochem Fuels Company Limited	49.00%	E	China	China
	Total Sinochem Oil Company Limited	49.00%	E	China	China
	Total South Africa (PTY) Limited	50.10%		South Africa	South Africa
	Total Specialties USA Inc.	100.00%		United States	United States
	Total Supply MS S.A.	100.00%		Switzerland	Switzerland
	Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
	Total Tanzania Limited	100.00%		Tanzania	Tanzania
	Total Tianjin Manufacturing Company Limited	77.00%		China	China
	Total Togo	76.72%		Togo	Togo
	Total Tunisie	100.00%		Tunisia	Tunisia
	Total Turkey Pazarlama	100.00%		Turkey	Turkey
	Total UAE LLC	49.00%		United Arab Emirates	United Arab Emirates
	Total Uganda Limited	100.00%		Uganda	Uganda
	Total UK Limited	100.00%		United Kingdom	United Kingdom
	Total Ukraine LLC	100.00%		Ukraine	Ukraine
	Total Vietnam Limited	100.00%		Vietnam	Vietnam
	Total Vostok	100.00%		Russia	Russia
	Total Zambia	100.00%		Zambia	Zambia
	Total Zimbabwe	80.00%		Zimbabwe	Zimbabwe
	Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
	Trapil	35.50%	E	France	France
	Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
	V Energy S.A.	70.00%		Dominican Republic	Dominican Republic

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Etmofina	100.00%		Belgium	Belgium
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Societe Civile Immobiliere CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total American Services Inc.	100.00%		United States	United States
	Total Capital	100.00%		France	France
	Total Capital Canada Limited	100.00%		Canada	Canada
	Total Capital International	100.00%		France	France
	Total Consulting	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Delaware Inc.	100.00%		United States	United States
	Total Developpement Regional S.A.S.	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Finance	100.00%		France	France
	Total Finance Corporate Services Limited	100.00%		United Kingdom	United Kingdom
	Total Finance Global Services (TOFIG)	100.00%		Belgium	Belgium
	Total Finance international B.V.	100.00%		Netherlands	Netherlands
	Total Finance Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Finance USA Inc.	100.00%		United States	United States
	Total Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Funding Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Gestion Filiales	100.00%		France	France
	Total Gestion USA	100.00%		France	France
	Total Global Financial Services	100.00%		France	France
	Total Global Human Ressources Services	100.00%		France	France
	Total Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Global Services Bucharest	99.01%		Romania	Romania
	Total Global Services Philippines	100.00%		Philippines	Philippines
	Total Holding Allemagne	100.00%		France	France
	Total Holdings Europe	100.00%		France	France
	Total Holdings International B.V.	100.00%		Netherlands	Netherlands
	Total Holdings S.A.S.	100.00%		France	France
	Total Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total Holdings USA Inc.	100.00%		United States	United States
	Total International NV	100.00%		Netherlands	Netherlands
	Total Investments	100.00%		France	France
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Participations	100.00%		France	France
	Total Petrochemicals & Refining S.A./NV (e)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc. (e)	100.00%		United States	United States
	Total Petrochemicals Security USA Inc.	100.00%		United States	United States
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TOTAL S.A.	—		France	France
	Total Treasury	100.00%		France	France
	Total UK Finance Limited	100.00%		United Kingdom	United Kingdom

(a)	% of control different from % of interest : 49%
(b)	% of control different from % of interest : 20.02%
(c)	% of control different from % of interest : 10%
(d)	% of control different from % of interest : 5.80%
(e)	Multi-segment entities